Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable
	December 31, 2020	December 31, 2019
Suppliers, repairers	$8,774	$7,327
Insurers, agents and brokers	406	163
Payables to charterers	650	762
Other creditors	727	800
Total	$10,557	$9,052